Business combinations and disposals	12 Months Ended
Dec. 31, 2020
Business combinations and disposals
Business combinations and disposals

25. Business combinations and disposals

On October 31, 2019, the Group completed the combination of Food & Specialty Metal Packaging business with the business of Exal to form Trivium. Consequently, Food & Specialty Metal Packaging business has been accounted for as a discontinued operation in the year ended December 31, 2020 and 2019 and the previous year has been represented accordingly below.

Results of discontinued operation

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Revenue	–	2,003	2,421
Expenses	–	(1,769)	(2,197)
Profit before tax	–	234	224
Income tax charge	–	(19)	(26)
Profit from discontinued operation after tax	–	215	198
Gain on disposal of discontinued operation, net of costs of disposal and tax	22	1,527	–
Profit from discontinued operation	22	1,742	198

Total comprehensive income from discontinued operation	22	1,741	163

Basic and diluted earnings per share from discontinued operation	$ 0.09	$ 7.37	$ 0.84

In 2019, the Group recognized a significant gain on the transaction on closing, which is detailed below. During the year ended December 31, 2020, the Group recognized a credit of $22 million, primarily as a result of a gain arising from the remeasurement of consideration for the disposal.

The cash consideration and the net assets disposed in the transaction were as follows:

Year ended December 31,
2019
$'m
Cash consideration	2,573
42% equity investment in Trivium	412
2,985

Non-current assets	1,717
Current assets	805
Total assets	2,522

Non-current liabilities	542
Current liabilities	555
Total liabilities	1,097
Net assets disposed	(1,425)

Cumulative foreign currency translation adjustments	(27)
Gain on disposal of discontinued operation	1,533

The net cash flow relating to the disposal is summarized below:

	2020	2019
	$'m	$'m
Cash consideration	32	2,573
Cash and cash equivalents disposed	–	(18)
Net proceeds from disposal *	32	2,555

* Please refer to the proceeds from disposal of discontinued operation, net of cash disposed of, as presented on the consolidated statement of cash flows.